Employee Future Benefits - Schedule of Level 3 Changes in Plan Assets (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Balance, beginning of year	CAD 2,647
Balance, end of year	2,898	CAD 2,647
Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Balance, beginning of year	107	93
Actual return on plan assets held at end of year	8	9
Foreign currency translation impacts	(1)	5
Purchases, sales and settlements	(1)	0
Balance, end of year	CAD 113	CAD 107